Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Under newly-adopted rules of the Securities and Exchange Commission, the following tabular disclosure is required to disclose the relationship between executive compensation registrants actually paid and the financial performance of QCR Holdings. The following tables and graphs show the relationship between the compensation actually paid to our named executive officers and our financial performance.
					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (in thousands)	Adjusted Earnings Per Share (non- GAAP)
2022	$1,855,117	$1,152,003	$797,011(3)	$601,280	$115	$117	$99,066	$6.89
2021	$1,939,141	$1,458,808	$810,346(4)	$856,847	$129	$117	$98,905	$6.37
2020	$2,032,092	$989,964	$928,529(5)	$602,915	$91	$87	$60,582	$4.01
(1)	The CEO in 2022, 2021 and 2020 was Mr. Helling.
(2)	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEOs.
(3)	Non-CEO NEOs in 2022 were Messrs. Gipple, Anderson, Gibson, and McNew.
(4)	Non-CEO NEOs in 2021 were Messrs. Gipple, Anderson, McNew, and Dana L. Nichols.
(5)	Non-CEO NEOs in 2020 were Messrs. Gipple, Anderson, Robert C. Fulp, and Nichols.
(6)
The peer group consists of the cumulative total shareholder return of the KBW NASDAQ Bank Index which we also use in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2022.

The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table,
	CEO			Non-CEO NEOs
	2020	2021	2022	2020	2021	2022
Total Compensation as reported in the Summary Compensation Table (“SCT”)	2,032,092	1,939,141	1,855,117	928,529	810,346	797,011
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(582,304)	(286,937)	(294,582)	(208,025)	(134,808)	(113,945)
-Pension values as reported in the SCT	(546,391)	(725,382)	(561,512)	(142,089)	(150,024)	(154,216)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	208,162	274,001	203,565	105,614	195,959	114,802
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(105,212)	177,669	(61,581)	(69,804)	96,761	(38,590)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(31,488)	61,734	(10,552)	(14,755)	34,570	(8,405)
Pension Benefit Adjustments	15,105	18,582	21,548	3,445	4,043	4,623
Compensation Actually Paid (“CAP”)	989,964	1,458,808	1,152,003	602,915	856,847	601,280

Company Selected Measure Name	Adjusted Earnings Per Share (non- GAAP)
Named Executive Officers, Footnote [Text Block]
(3)	Non-CEO NEOs in 2022 were Messrs. Gipple, Anderson, Gibson, and McNew.
(4)	Non-CEO NEOs in 2021 were Messrs. Gipple, Anderson, McNew, and Dana L. Nichols.
(5)	Non-CEO NEOs in 2020 were Messrs. Gipple, Anderson, Robert C. Fulp, and Nichols.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group consists of the cumulative total shareholder return of the KBW NASDAQ Bank Index which we also use in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 1,855,117	$ 1,939,141	$ 2,032,092
PEO Actually Paid Compensation Amount	$ 1,152,003	1,458,808	989,964
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table,
	CEO			Non-CEO NEOs
	2020	2021	2022	2020	2021	2022
Total Compensation as reported in the Summary Compensation Table (“SCT”)	2,032,092	1,939,141	1,855,117	928,529	810,346	797,011
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(582,304)	(286,937)	(294,582)	(208,025)	(134,808)	(113,945)
-Pension values as reported in the SCT	(546,391)	(725,382)	(561,512)	(142,089)	(150,024)	(154,216)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	208,162	274,001	203,565	105,614	195,959	114,802
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(105,212)	177,669	(61,581)	(69,804)	96,761	(38,590)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(31,488)	61,734	(10,552)	(14,755)	34,570	(8,405)
Pension Benefit Adjustments	15,105	18,582	21,548	3,445	4,043	4,623
Compensation Actually Paid (“CAP”)	989,964	1,458,808	1,152,003	602,915	856,847	601,280

Non-PEO NEO Average Total Compensation Amount	$ 797,011	810,346	928,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 601,280	856,847	602,915
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table,
	CEO			Non-CEO NEOs
	2020	2021	2022	2020	2021	2022
Total Compensation as reported in the Summary Compensation Table (“SCT”)	2,032,092	1,939,141	1,855,117	928,529	810,346	797,011
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(582,304)	(286,937)	(294,582)	(208,025)	(134,808)	(113,945)
-Pension values as reported in the SCT	(546,391)	(725,382)	(561,512)	(142,089)	(150,024)	(154,216)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	208,162	274,001	203,565	105,614	195,959	114,802
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(105,212)	177,669	(61,581)	(69,804)	96,761	(38,590)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(31,488)	61,734	(10,552)	(14,755)	34,570	(8,405)
Pension Benefit Adjustments	15,105	18,582	21,548	3,445	4,043	4,623
Compensation Actually Paid (“CAP”)	989,964	1,458,808	1,152,003	602,915	856,847	601,280

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Financial Performance
The graphs below show the relationship between the CAP and QCR Holdings total shareholder return and the peer group’s total shareholder return, QCR Holdings net income and QCR Holdings adjusted earnings per share (non-GAAP).
The graph below shows the relationship between CAP and QCR Holdings and its peer group’s total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Financial Performance
The graphs below show the relationship between the CAP and QCR Holdings total shareholder return and the peer group’s total shareholder return, QCR Holdings net income and QCR Holdings adjusted earnings per share (non-GAAP).
The graph below shows the relationship between CAP and QCR Holdings net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Financial Performance
The graphs below show the relationship between the CAP and QCR Holdings total shareholder return and the peer group’s total shareholder return, QCR Holdings net income and QCR Holdings adjusted earnings per share (non-GAAP).
The graph below shows the relationship between CAP and QCR Holdings adjusted earnings per share (non-GAAP).

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Financial Performance
The graphs below show the relationship between the CAP and QCR Holdings total shareholder return and the peer group’s total shareholder return, QCR Holdings net income and QCR Holdings adjusted earnings per share (non-GAAP).
The graph below shows the relationship between CAP and QCR Holdings and its peer group’s total shareholder return.

Tabular List [Table Text Block]
The most important financial performance measures used by the Company in setting compensation for the CEO and all non-CEO NEOs for 2022 are listed in the table below.
Net income
Total nonperforming assets to total assets ratio
Adjusted earnings per share (non-GAAP)
Core loan growth
Noninterest income
Return on average equity

Total Shareholder Return Amount	$ 115	129	91
Peer Group Total Shareholder Return Amount	117	117	87
Net Income (Loss)	$ 99,066,000	$ 98,905,000	$ 60,582,000
Company Selected Measure Amount | $ / shares	6.89	6.37	4.01
PEO Name	Mr. Helling	Mr. Helling	Mr. Helling
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total nonperforming assets to total assets ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings per share (non-GAAP)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core loan growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Noninterest income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on average equity
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (294,582)	$ (286,937)	$ (582,304)
PEO [Member] | Pension Values as reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(561,512)	(725,382)	(546,391)
PEO [Member] | Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,565	274,001	208,162
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,581)	177,669	(105,212)
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,552)	61,734	(31,488)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,548	18,582	15,105
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,945)	(134,808)	(208,025)
Non-PEO NEO [Member] | Pension Values as reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(154,216)	(150,024)	(142,089)
Non-PEO NEO [Member] | Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,802	195,959	105,614
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,590)	96,761	(69,804)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,405)	34,570	(14,755)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,623	$ 4,043	$ 3,445